Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

Segments

The Company is engaged in the operation of retail and wholesale of Japanese beauty and health products, as well as sundry products and other products and services. The Company’s operations are conducted in three reported segments: (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue for each of these individual products and services.

Directly-operated physical stores segment includes physical stores in Japan, Hong Kong, the United States, Canada and Australia. Online stores and services segment includes sales through the Company’s websites and various e-commerce marketplaces in Japan, as well as services from advertising business through KOLs and supporting services to online celebrities. Franchise stores and wholesale customers segments include franchise stores in Japan, Hong Kong, the United States, Canada, Thailand, and the United Kingdom, and wholesale customers in Japan and other countries including Hong Kong, mainland China, the United States, and Canada.

The Company measures the results of its segments using, among other measures, each segment’s revenue, merchandise costs, interest expenses, net, income tax benefit, net income, depreciation and amortization, capital expenditures, total assets as well as total liabilities, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment’s revenue and other measures, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM, who has been identified as CEO. When the measurement of a segment significantly changes, previous period amounts and balances are reclassified to be comparable to the current period’s presentation.

The following table presents the segment information for the fiscal years ended March 31, 2026, 2025, and 2024, respectively:

	For the Fiscal Year ended March 31, 2026
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$19,787,252	$6,688,079	$346,748,488	$373,223,819
Merchandise costs	$15,124,703	$4,381,980	$325,611,870	$345,118,553
Interest expenses, net	$(105,318)	$(35,597)	$(1,845,568)	$(1,986,483)
Income tax provision	$164,495	$55,599	$2,882,592	$3,102,686
Net income	$34,530	$11,671	$605,095	$651,296
Depreciation and amortization	$60,997	$20,617	$1,068,905	$1,150,519
Capital expenditures	$310,111	$75	$3,809	$313,995

	For the Fiscal Year ended March 31, 2025
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$17,105,488	$7,493,259	$185,520,491	$210,119,238
Merchandise costs	$13,314,278	$5,668,519	$167,219,142	$186,201,939
Interest expenses, net	$(140,333)	$(61,475)	$(1,522,011)	$(1,723,819)
Income tax benefit	$(153,311)	$(67,160)	$(1,662,766)	$(1,883,237)
Net income	$540,430	$236,741	$5,861,317	$6,638,488
Depreciation and amortization	$77,511	$33,955	$840,660	$952,126
Capital expenditures	$992,068	$-	$-	$992,068

	For the Fiscal Year ended March 31, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$14,951,952	$10,705,449	$170,023,914	$195,681,315
Merchandise costs	$11,916,702	$7,920,348	$152,469,258	$172,306,308
Interest expenses, net	$(123,107)	$(88,143)	$(1,399,891)	$(1,611,141)
Provision for income tax	$34,902	$24,989	$396,883	$456,774
Net income	$571,463	$409,162	$6,498,311	$7,478,936
Depreciation and amortization	$94,184	$67,434	$1,070,993	$1,232,611
Capital expenditures	$917,396	$9,766	$2,146	$929,308

	March 31, 2026	March 31, 2025
Total assets:
Franchise Stores and Wholesale Customers	$217,580,900	$132,909,152
Directly-Operated Physical Stores	12,089,250	14,618,642
Online Stores and Services	3,965,605	10,302,391
Total assets	$233,635,755	$157,830,185

Total liabilities:
Franchise Stores and Wholesale Customers	$176,153,828	$92,421,807
Directly-Operated Physical Stores	13,032,588	12,247,978
Online Stores and Services	3,284,161	10,146,370
Total liabilities	$192,470,577	$114,816,155

The following table presents the geographic information where the Company’s long-live assets were located:

	March 31, 2026	March 31, 2025
Japan	$6,879,404	$13,932,880
The United States	3,479,298	4,353,220
Other overseas countries	2,684,961	609,037
Hong Kong	1,155,841	1,716,744
Total long-live assets	$14,199,504	$20,611,880

Disaggregated Revenue

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. See Note 2 for the Company’s disaggregation of revenue for the fiscal years ended March 31, 2026, 2025, and 2024.